Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit for the period attributable to equity owners of the parent (€m)	181.0	225.2	154.0
Weighted average Ordinary Shares and Founder Preferred Shares	178,070,770	194,019,070	192,004,803
Basic earnings per share (€’s)	1.02	1.16	0.80

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Profit for the period attributable to equity owners of the parent (€m)	181.0	225.2	154.0
Weighted average Ordinary Shares and Founder Preferred Shares	178,070,770	197,894,106	198,425,877
Diluted earnings per share (€’s)	1.02	1.14	0.78